UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                   March 31, 2009

                                 NICHOLAS II, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

May 2009

Dear Fellow Shareholder:

Global equity markets were hit hard over the last twelve months ended March 31, 2009, a period that will likely be seen as one of the worst in modern financial times. The simultaneous bursting of the housing, credit, and commodity bubbles created extreme stress in the financial system causing great fear among investors and massive selling. Late last year in response to the crisis, the federal government began implementing measures to stabilize the banking system and stimulate the economy. Time will tell whether these programs will be effective.

For the twelve-month period ended March 31, 2009, the S and P 500 Index fell 38.09%, causing negative returns for the decade, an unprecedented event. The Fund's Class I lost 28.43% for the one-year period ended March 31, 2009. Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended March 31, 2009.

	Average Annual Total Returns
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc. - Class I	-28.43%	-10.33%	-2.66%	-0.28%	5.47%
Nicholas II, Inc. - Class N (linked to Class I)	-28.66%	-10.65%	-2.94%	-0.42%	5.37%
Russell Midcap Growth Index	-39.58%	-14.89%	-3.91%	-0.86%	5.32%
Russell 2000 Index	-37.50%	-16.80%	-5.24%	1.93%	4.94%
Morningstar Mid-Cap Growth Category	-38.47%	-14.71%	-4.13%	0.19%	4.85%
Standard and Poor's 500 Index	-38.09%	-13.06%	-4.76%	-3.00%	5.91%
Ending value of $10,000 invested in Nicholas II, Inc. - Class I	$7,157	$7,209	$8,738	$9,725	$22,240
Ending value of $10,000 invested in Nicholas II, Inc. - Class N (linked to Class I)	$7,134	$7,133	$8,614	$9,587	$21,925
Fund's Class I Expense Ratio (from 01/31/09 Prospectus): 0.67%
Fund's Class N Expense Ratio (from 04/30/09 Prospectus): 1.08%

The Fund's expense ratios for the period ended March 31, 2009 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

The Fund's outperformance for the year was driven mainly by our investment philosophy of sticking to quality companies that can sustain a competitive position and gain market share (profitably) during downturns, and then recover stronger coming out of a recession.

Further, paying attention to valuation was a key factor as highly priced securities had greater declines. The Fund's largest area of outperformance was in the consumer discretionary sector where we were underweight due to consumers' over leveraged position. The Fund also outperformed in the industrial, material, and energy sectors which were hit hard because of the world wide economic recession. The Fund currently is weighted in 24% healthcare, 17% information technology, 14% industrials, 17% consumer related and 10% financials.

Looking out, we see a long, slow recovery from this severe recession that will likely cause 10% or higher unemployment. As I write this letter, there appears to be a slowdown in the rate of deterioration of the economy. The government programs, yet early, seem to have calmed some fears and the stock market has recovered some. Historically speaking, recessions are the best time to buy stocks. Buying during the height of pessimism is a tried and true investment approach. We expect much better returns over the next ten years than the past ten years.

We thank you for your continued support.

David O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (05/09)

Financial Highlights Class I (NCTWX)
For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------

                                 Six Months                 Year Ended September 30,
                              Ended 03/31/2009  --------------------------------------------------
                                 (unaudited)     2008       2007       2006       2005       2004
                              ----------------  ------     ------     ------     ------     ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........     $19.15       $25.18     $23.11     $23.50     $21.88     $18.97
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income
    (loss) ...................        .07(1)       .10(1)     .08(1)     .04(1)     .01       (.01)
   Net gain (loss) on
    securities (realized and
    unrealized) ..............      (4.71)       (3.46)      3.10       1.73       2.52       2.92
                                   ------       ------     ------     ------     ------     ------
      Total from investment
       operations ............      (4.64)       (3.36)      3.18       1.77       2.53       2.91
                                   ------       ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
   From net investment income        (.11)        (.10)      (.06)      (.01)        --         --
   From net capital gain .....      (1.12)       (2.57)     (1.05)     (2.15)      (.91)      (.00)(2)
                                   ------       ------     ------     ------     ------     ------
      Total distributions ....      (1.23)       (2.67)     (1.11)     (2.16)      (.91)      (.00)(2)
                                   ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END
 OF PERIOD ...................     $13.28       $19.15     $25.18     $23.11     $23.50     $21.88
                                   ------       ------     ------     ------     ------     ------
                                   ------       ------     ------     ------     ------     ------

TOTAL RETURN .................   (24.21)%(3)  (14.65)%     14.19%      7.85%     11.74%     15.35%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ...........     $307.4       $421.8     $539.9     $536.8     $546.0     $515.5
Ratio of expenses to
 average net assets ..........       .73%(4)      .67%       .66%       .67%       .70%       .63%
Ratio of net investment
 income (loss) to average
 net assets ..................       .98%(4)      .44%       .34%       .19%       .02%     (.04)%
Portfolio turnover rate ......     29.57%(4)    27.48%     19.56%     16.90%     20.80%     15.35%
 (1) Computed based on average shares outstanding.
 (2) The amount rounds to $0.00 or 0.00%.
 (3) Not annualized.
 (4) Annualized.

       The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------

                                                          Year Ended
                                Six Months               September 30,                 Period from
                             Ended 03/31/2009  --------------------------------       02/28/2005(1)
                               (unaudited)      2008          2007         2006       to 09/30/2005
                            -----------------  -------       ------       ------    ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........    $19.04         $25.03       $23.00       $23.45          $22.59
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) ..................       .05(2)         .03(2)      (.00)(2)(3)  (.03)(2)        (.02)
   Net gain (loss) on
    securities (realized and
    unrealized) .............     (4.69)         (3.44)        3.08         1.71             .88
                                 ------         ------       ------       ------          ------
      Total from investment
       operations ...........     (4.64)         (3.41)        3.08         1.68             .86
                                 ------         ------       ------       ------          ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................      (.10)          (.01)         --           --               --
   From net capital gain ....     (1.12)         (2.57)       (1.05)        (2.13)             --
                                 ------         ------       ------      ------          ------
      Total distributions ...     (1.22)         (2.58)       (1.05)       (2.13)             --
                                 ------         ------       ------       ------          ------
NET ASSET VALUE, END
 OF PERIOD ..................    $13.18         $19.04       $25.03       $23.00          $23.45
                                 ------         ------       ------       ------          ------
                                 ------         ------       ------       ------          ------

TOTAL RETURN ................  (24.35)%(4)    (14.92)%       13.77%        7.49%        3.81%(4)

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........     $18.1           $1.8         $0.8         $0.8            $0.5
Ratio of expenses to
 average net assets .........     1.08%(5)       1.02%        1.01%        1.02%           1.06%(5)
Ratio of net investment
 income (loss) to average
 net assets .................     0.67%(5)        .09%       (.01)%       (.16)%          (.24)%(5)
Portfolio turnover rate .....    29.57%(5)      27.48%       19.56%       16.90%          20.80%(5)

(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) The amount rounds to $0.00 or 0.00%.
(4) Not annualized.
(5) Annualized.

     The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
March 31, 2009 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        O'Reilly Automotive, Inc. ..............................     2.31%
        Biotech HOLDRS Trust ...................................     2.15%
        Teva Pharmaceutical Industries Ltd. ....................     2.15%
        Fiserv, Inc. ...........................................     2.08%
        Willis Group Holdings Limited ..........................     2.08%
        Hormel Foods Corporation ...............................     1.95%
        ResMed Inc. ............................................     1.90%
        PetSmart, Inc. .........................................     1.90%
        iShares Russell Midcap Growth Index Fund ...............     1.90%
        Microchip Technology Incorporated ......................     1.88%
                                                                    ------
        Total of top ten .......................................    20.30%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
March 31, 2009 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Health Care ...............................................    23.87%
        Information Technology ....................................    17.38%
        Industrials ...............................................    14.36%
        Consumer Discretionary ....................................    12.04%
        Financials ................................................     9.67%
        Short-Term Investments ....................................     8.29%
        Energy ....................................................     4.86%
        Consumer Staples ..........................................     4.51%
        Materials .................................................     3.13%
        Other .....................................................     1.89%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended March 31, 2009 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       09/30/08         03/31/09       10/01/08 - 03/31/09
        ------------------------------------------------------------------
        Actual        $1,000.00        $  757.90               $3.20
        Hypothetical   1,000.00         1,021.36                3.68
        (5% return before expenses)
        * Expenses are equal to the Class I six-month annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       09/30/08         03/31/09       10/01/08 - 03/31/09
        ------------------------------------------------------------------
        Actual        $1,000.00        $  756.50               $4.73
        Hypothetical   1,000.00         1,019.61                5.44
        (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2009 (unaudited)
-----------------------------------------------------------------------------------------------------
   Shares or
   Principal
    Amount                                                                                   Value
  ---------                                                                              ------------
COMMON STOCKS - 91.82%
             Consumer Discretionary - Auto & Components - 0.83%
   270,000   Gentex Corporation                                                          $  2,689,200
                                                                                         ------------
             Consumer Discretionary - Hotels, Restaurants & Leisure - 1.92%
   290,000   Starbucks Corporation *                                                        3,221,900
   110,000   Yum! Brands, Inc.                                                              3,022,800
                                                                                         ------------
                                                                                            6,244,700
                                                                                         ------------
             Consumer Discretionary - Media - 1.40%
   200,000   DIRECTV Group, Inc. (The) *                                                    4,558,000
                                                                                         ------------
             Consumer Discretionary - Retail - 6.70%
   112,100   Kohl's Corporation *                                                           4,744,072
   105,000   LKQ Corporation *                                                              1,498,350
   110,000   Nordstrom, Inc.                                                                1,842,500
   215,000   O'Reilly Automotive, Inc. *                                                    7,527,150
   295,000   PetSmart, Inc.                                                                 6,183,200
                                                                                         ------------
                                                                                           21,795,272
                                                                                         ------------
             Consumer Discretionary - Services - 1.21%
   115,000   Darden Restaurants, Inc.                                                       3,939,900
                                                                                         ------------
             Consumer Staples - Food & Staples Retail - 1.17%
   138,296   CVS/Caremark Corporation                                                       3,801,757
                                                                                         ------------
             Consumer Staples - Food, Beverage & Tobacco - 3.35%
   270,000   ConAgra Foods, Inc.                                                            4,554,900
   200,000   Hormel Foods Corporation                                                       6,342,000
                                                                                         ------------
                                                                                           10,896,900
                                                                                         ------------
             Energy - 4.87%
    17,950   Apache Corporation                                                             1,150,415
    50,000   Cameron International Corporation *                                            1,096,500
   110,000   Continental Resources, Inc. *                                                  2,333,100
   127,457   Kinder Morgan Management, LLC *                                                5,195,162
    20,000   Newfield Exploration Company *                                                   454,000
    85,000   Petrohawk Energy Corporation *                                                 1,634,550
    35,000   Smith International, Inc.                                                        751,800
   165,000   Weatherford International Ltd. *                                               1,826,550
    45,832   XTO Energy, Inc.                                                               1,403,376
                                                                                         ------------
                                                                                           15,845,453
                                                                                         ------------
             Financials - Banks - 2.26%
   220,000   Associated Banc-Corp                                                           3,396,800
    20,000   Commerce Bancshares, Inc.                                                        726,000
    20,000   Cullen/Frost Bankers, Inc.                                                       938,800
   406,200   Marshall & Ilsley Corporation                                                  2,286,906
                                                                                         ------------
                                                                                            7,348,506
                                                                                         ------------
             Financials - Diversified - 4.01%
    67,500   Affiliated Managers Group, Inc. *                                              2,815,425
   210,000   Eaton Vance Corp.                                                              4,798,500
    85,000   Raymond James Financial, Inc.                                                  1,674,500
   130,000   T. Rowe Price Group, Inc.                                                      3,751,800
                                                                                         ------------
                                                                                           13,040,225
                                                                                         ------------
             Financials - Insurance - 3.41%
   230,000   Brown & Brown, Inc.                                                            4,349,300
   307,000   Willis Group Holdings Limited                                                  6,754,000
                                                                                         ------------
                                                                                           11,103,300
                                                                                         ------------
             Health Care - Equipment - 8.55%
   195,000   DENTSPLY International Inc.                                                    5,235,750
   245,000   Hologic, Inc. *                                                                3,207,050
   120,000   IDEXX Laboratories, Inc. *                                                     4,149,600
   175,000   ResMed Inc. *                                                                  6,184,500
   115,000   Smith & Nephew plc                                                             3,593,750
   150,000   St. Jude Medical, Inc. *                                                       5,449,500
                                                                                         ------------
                                                                                           27,820,150
                                                                                         ------------
             Health Care - Pharmaceuticals & Biotechnology - 12.06%
    85,000   Allergan, Inc.                                                                 4,059,600
    40,000   Biotech HOLDRS Trust                                                           6,998,000
   105,000   Covance Inc. *                                                                 3,741,150
    70,000   Genzyme Corporation *                                                          4,157,300
   100,000   Gilead Sciences, Inc. *                                                        4,632,000
   165,000   Pharmaceutical Product Development, Inc.                                       3,913,800
   155,000   Teva Pharmaceutical Industries Ltd.                                            6,982,750
   133,920   Thermo Fisher Scientific Inc. *                                                4,776,926
                                                                                         ------------
                                                                                           39,261,526
                                                                                         ------------
             Health Care - Services - 3.28%
   132,500   DaVita, Inc. *                                                                 5,823,375
   215,000   VCA Antech, Inc. *                                                             4,848,250
                                                                                         ------------
                                                                                           10,671,625
                                                                                         ------------
             Industrials - Capital Goods - 9.61%
   105,000   AMETEK, Inc.                                                                   3,283,350
   168,000   Fastenal Company                                                               5,402,040
   237,500   IDEX Corporation                                                               5,194,125
    95,000   ITT Corporation                                                                3,654,650
    55,000   Kaydon Corporation                                                             1,503,150
    15,000   Oshkosh Corporation                                                              101,100
   150,000   Pentair, Inc.                                                                  3,250,500
   135,000   Rockwell Automation, Inc.                                                      2,948,400
    85,000   Rockwell Collins, Inc.                                                         2,774,400
   120,000   Westinghouse Air Brake Technologies Corporation (Wabtech Corporation)          3,165,600
                                                                                         ------------
                                                                                           31,277,315
                                                                                         ------------
             Industrials - Commercial Services & Supplies - 2.79%
   237,500   Cintas Corporation                                                             5,871,000
    20,000   FTI Consulting, Inc. *                                                           989,600
    70,000   Manpower Inc.                                                                  2,207,100
                                                                                         ------------
                                                                                            9,067,700
                                                                                         ------------
             Industrials - Transportation - 1.98%
    65,000   C.H. Robinson Worldwide, Inc.                                                  2,964,650
   123,000   Expeditors International of Washington, Inc.                                   3,479,670
                                                                                         ------------
                                                                                            6,444,320
                                                                                         ------------
             Information Technology - Hardware & Equipment - 6.89%
   175,000   Harris Corporation                                                             5,064,500
   170,000   Juniper Networks, Inc. *                                                       2,560,200
    65,000   Mettler-Toledo International Inc. *                                            3,336,450
   225,000   Molex Incorporated - Class A                                                   2,844,000
   255,000   QLogic Corporation *                                                           2,835,600
   165,000   Teradata Corporation *                                                         2,676,300
   163,750   Zebra Technologies Corporation - Class A *                                     3,114,525
                                                                                         ------------
                                                                                           22,431,575
                                                                                         ------------
             Information Technology - Semiconductors & Semiconductor Equipment - 3.68%
   105,000   Altera Corporation                                                             1,842,750
   182,000   Intersil Holding Corporation                                                   2,093,000
   288,750   Microchip Technology Incorporated                                              6,118,613
   100,000   Xilinx, Inc.                                                                   1,916,000
                                                                                         ------------
                                                                                           11,970,363
                                                                                         ------------
             Information Technology - Software & Services - 6.83%
   125,000   Accenture Ltd - Class A                                                        3,436,250
   245,000   Activision Blizzard, Inc. *                                                    2,562,700
   140,000   Akamai Technologies, Inc. *                                                    2,716,000
    80,000   ANSYS, Inc. *                                                                  2,008,000
   185,937   Fiserv, Inc. *                                                                 6,779,263
   236,666   Metavante Technologies, Inc. *                                                 4,723,853
                                                                                         ------------
                                                                                           22,226,066
                                                                                         ------------
             Materials - 3.13%
   221,400   Bemis Company, Inc.                                                            4,642,758
   160,000   Ecolab Inc.                                                                    5,556,800
                                                                                         ------------
                                                                                           10,199,558
                                                                                         ------------
             Other - 1.89%
   205,000   iShares Russell Midcap Growth Index Fund                                       6,170,500
                                                                                         ------------
                TOTAL COMMON STOCKS
                 (cost $301,382,650)                                                      298,803,911
                                                                                         ------------
SHORT-TERM INVESTMENTS - 8.30%
             Commercial Paper - 8.29%
$  700,000   H.J. Heinz Finance Company 04/01/09, 1.30%                                       700,000
 1,000,000   Nordstrom, Inc. 04/01/09, 1.00%                                                1,000,000
 1,000,000   Integrys Energy Group, Inc. 04/02/09, 2.25%                                      999,937
   470,000   H.J. Heinz Finance Company 04/03/09, 1.00%                                       469,974
   720,000   H.J. Heinz Finance Company 04/06/09, 1.25%                                       719,875
   705,000   Nordstrom, Inc. 04/06/09, 0.75%                                                  704,927
 1,000,000   Integrys Energy Group, Inc. 04/07/09, 2.20%                                      999,633
   800,000   H.J. Heinz Finance Company 04/08/09, 1.90%                                       799,704
   800,000   Ingersoll-Rand Global Holding Company 04/09/09, 1.75%                            799,689
   700,000   Ingersoll-Rand Global Holding Company 04/09/09, 2.75%                            699,572
   775,000   PPG Industries, Inc. 04/13/09, 1.95%                                             774,496
   750,000   Ingersoll-Rand Global Holding Company 04/14/09, 2.65%                            749,282
   835,000   Wisconsin Energy Corporation 04/15/09, 0.85%                                     834,789
   800,000   Wisconsin Energy Corporation 04/15/09, 0.65%                                     799,736
   925,000   PPG Industries, Inc. 04/16/09, 1.45%                                             924,441
   675,000   Wisconsin Energy Corporation 04/17/09, 0.90%                                     674,730
 1,000,000   Wisconsin Energy Corporation 04/17/09, 0.90%                                     999,600
   750,000   Altria Group, Inc. 04/20/09, 1.65%                                               749,347
   175,000   Kraft Foods Inc. 04/20/09, 0.55%                                                 174,949
   530,000   Verizon Communications Inc. 04/20/09, 1.10%                                      529,692
 1,000,000   Clorox Company (The) 04/21/09, 0.90%                                             999,500
 1,410,000   ITT Corporation 04/22/09, 1.50%                                                1,408,766
 1,000,000   Verizon Communications Inc. 04/22/09, 1.10%                                      999,359
   750,000   Ingersoll-Rand Global Holding Company 04/23/09 2.95%                             748,648
 1,000,000   Wisconsin Energy Corporation 04/24/09, 0.90%                                     999,425
 1,250,000   Altria Group, Inc. 04/27/09, 1.55%                                             1,248,601
   750,000   H.J. Heinz Finance Company 04/27/09, 0.75%                                       749,594
 1,000,000   H.J. Heinz Finance Company 04/29/09, 1.00%                                       999,222
   950,000   ITT Corporation 04/29/09, 1.60%                                                  948,818
   475,000   Verizon Communications Inc. 05/05/09, 1.25%                                      474,439
 1,250,000   Kellogg Company 05/11/09, 0.70%                                                1,249,028
   540,000   Altria Group, Inc. 06/02/09, 1.60%                                               538,512
   500,000   Kellogg Company 06/02/09, 1.20%                                                  498,967
                                                                                         ------------
                                                                                           26,967,252
                                                                                         ------------
             Variable Rate Security - 0.01%
    41,975   American Family Financial Services, Inc. 04/01/09, 0.10% (1)                      41,975
                                                                                         ------------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $27,009,227)                                                        27,009,227
                                                                                         ------------
                TOTAL INVESTMENTS
                 (cost $328,391,877) -- 100.12%                                           325,813,138
                                                                                         ------------
             LIABILITIES, NET OF OTHER ASSETS -- (0.12)%                                     (386,384)
                                                                                         ------------
                TOTAL NET ASSETS
                 (basis of percentages disclosed above) -- 100%                          $325,426,754
                                                                                         ------------
                                                                                         ------------

* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange Commission.
                The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2009 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $328,391,877) ....   $325,813,138
                                                                  ------------
    Receivables -
         Investment securities sold ...........................        511,091
         Dividend and interest ................................        216,867
         Capital stock subscription ...........................        100,870
                                                                  ------------
              Total receivables ...............................        828,828
                                                                  ------------
    Other .....................................................          7,368
                                                                  ------------
              Total assets ....................................    326,649,334
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................        997,714
         Due to adviser -
              Management fee ..................................        141,312
              Accounting and administrative fee ...............          6,346
         12b-1 and servicing fee ..............................         19,100
         Other payables and accrued expense ...................         58,108
                                                                  ------------
              Total liabilities ...............................      1,222,580
                                                                  ------------
              Total net assets ................................   $325,426,754
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $332,821,978
    Net unrealized depreciation on investments ................     (2,578,739)
    Accumulated net realized loss on investments ..............     (5,520,007)
    Accumulated undistributed net investment income ...........        703,522
                                                                  ------------
              Total net assets ................................   $325,426,754
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $307,357,270
Shares outstanding ............................................     23,149,807
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized),
 offering price and redemption price ..........................         $13.28
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................    $18,069,484
Shares outstanding ............................................      1,371,422
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................         $13.18
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2009 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend (net of foreign taxes of $7,375) ................   $   2,369,393
    Interest ..................................................        418,155
                                                                 -------------
         Total income .........................................      2,787,548
                                                                 -------------
EXPENSES
    Management fee ............................................        901,459
    Transfer agent fees .......................................        121,303
    Accounting and administrative fees ........................         40,710
    Registration fees .........................................         32,258
    Postage and mailing .......................................         23,246
    12b-1 fees - Class N ......................................         15,553
    Audit and tax fees ........................................         14,150
    Insurance .................................................         11,983
    Directors' fees ...........................................         10,275
    Printing ..................................................          8,121
    Custodian fees ............................................          8,007
    Servicing fees - Class N ..................................          6,221
    Accounting system and pricing service fees ................          5,488
    Legal fees ................................................          4,638
    Other operating expenses ..................................          4,249
                                                                 -------------
         Total expenses .......................................      1,207,661
                                                                 -------------
         Net investment income ................................      1,579,887
                                                                 -------------
NET REALIZED LOSS ON INVESTMENTS ..............................     (5,518,935)
                                                                 -------------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................    (98,854,292)
                                                                 -------------
    Net realized and unrealized loss on investments ...........   (104,373,227)
                                                                 -------------
    Net decrease in net assets resulting from operations ......  $(102,793,340)
                                                                 -------------
                                                                 -------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2009 (unaudited) and the year ended
September 30, 2008
-------------------------------------------------------------------------------
                                           Six Months Ended
                                              03/31/2009              2008
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $   1,579,887       $   2,111,977
    Net realized gain (loss)
     on investments ........................    (5,518,935)         30,635,040
    Change in net unrealized
     appreciation/depreciation
     on investments ........................   (98,854,292)       (108,129,996)
                                             -------------       -------------
         Net decrease in net assets
          resulting from operations ........  (102,793,340)        (75,382,979)
                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...    (2,318,178)         (2,046,390)
    From net realized gain
     on investments - Class I ..............   (24,232,747)        (53,730,946)
    From net investment income - Class N ...       (91,632)               (221)
    From net realized gain
     on investments - Class N ..............    (1,059,677)            (84,591)
                                             -------------       -------------
         Total distributions ...............   (27,702,234)        (55,862,148)
                                             -------------       -------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (405,255 and 344,387
     shares, respectively) .................     5,612,237           7,366,868
    Reinvestment of distributions - Class I
     (1,888,058 and 2,408,369
     shares, respectively) .................    24,941,246          52,526,533
    Cost of shares redeemed - Class I
     (1,169,260 and 2,172,037
     shares, respectively) .................   (16,240,078)        (47,075,150)
    Proceeds from shares issued - Class N
     (1,352,040 and 66,186
     shares, respectively) .................    19,047,765           1,366,998
    Reinvestment of distributions - Class N
     (85,441 and 3,783
     shares, respectively) .................     1,120,991              82,237
    Cost of shares redeemed - Class N
     (158,995 and 10,785
     shares, respectively) .................    (2,127,410)           (223,717)
                                             -------------       -------------
         Increase in net assets
          derived from capital share
          transactions .....................    32,354,751          14,043,769
                                             -------------       -------------
         Total decrease in net assets ..       (98,140,823)       (117,201,358)
                                             -------------       -------------
NET ASSETS
    Beginning of period ....................   423,567,577         540,768,935
                                             -------------       -------------
    End of period (including accumulated
     undistributed net investment
     income of $703,522 and $1,533,445,
     respectively) ......................... $ 325,426,754       $ 423,567,577
                                             -------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2009 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.
         The Fund adopted Financial Accounting Standards Board Statement of
         Financial Accounting Standards No. 157, Fair Value Measurements ("FAS
         157"), effective October 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
         Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:
                                                     Investments
                                                         in
              Valuation Inputs                        Securities
              ----------------                      ------------
              Level 1 - Quoted Prices ..............$298,803,911
              Level 2 - Other Significant
                         Observable Inputs .........  27,009,227
              Level 3 - Significant Unobservable
                         Inputs ....................          --
                                                    ------------
                                       Total .......$325,813,138
                                                    ------------
                                                    ------------
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
         Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.
    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At March 31, 2009 no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         March 31, 2009 and the year ended September 30, 2008 was as follows:
                                            03/31/2009        09/30/2008
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............  $ 2,556,518       $ 8,524,733
              Long-term capital gain .....   25,145,716        47,337,415
                                            -----------       -----------
              Total distributions paid ...  $27,702,234       $55,862,148
                                            -----------       -----------
                                            -----------       -----------
         As of March 31, 2009 investment cost for federal tax purposes was
         $329,828,829 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 61,037,824
              Unrealized depreciation .......................  (65,053,515)
                                                              ------------
              Net unrealized depreciation ...................   (4,015,691)
                                                              ------------
                                                              ------------
         The differences between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses from wash sales.
         As of fiscal year ended September 30, 2008, the Fund had no capital loss carryforward.
         As of fiscal year ended September 30, 2008, the Fund realized no post-October losses for tax purposes.
         In July 2006, the Financial Accounting Standards Board ("FASB") issued
         Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"
         ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position
         (including the Fund's assertion that its income is exempt from tax)
         will be sustained upon examination.  If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in
         "interest" and penalties in "other" expenses on the Statement of
         Operations.  The Fund adopted FIN 48 on September 30, 2007.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2009.  At March 31, 2009, the tax years
         September 30, 2005 through September 30, 2008 remain open to examination in the Fund's major tax jurisdictions.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and
         (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $2,388 for the period ended March 31, 2009 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended March 31, 2009, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $48,831,587 and $46,833,667, respectively.
(4) Change of Independent Registered Public Accounting Firm --
    On October 8, 2008, management of the Fund, informed Ernst & Young LLP of its dismissal as the independent registered public accounting firm for the
    Fund. The Board of Directors of the Fund approved the dismissal of Ernst &
    Young LLP and the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm on August 1, 2008.
    The reports of Ernst & Young LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.  During the Fund's two most recent fiscal years, and through October 8, 2008, there were no disagreements with
    Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements.
    Additionally, during the last two fiscal years, and during the interim period through October 8, 2008, the Fund did not consult with Deloitte &
    Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events
    (as described in paragraph (a) (1) (v) of Item 304 of Regulation S-K).
(5) New Accounting Pronouncement --
    In April 2009, FASB Staff Position 157-4, Determining Fair Value when the
    Volume and Level of Activity for the Asset or Liability Have Significantly
    Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009.  FASB Staff
    Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value
    Measurements, when the volume and level of activity for the asset or liability have significantly decreased.  This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly.  At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund's financial statements.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
October 17, 1983 (1)....  $10.00        $  --           $  --             --           $ 10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 30, 2003 .....   18.97           --              --            22.9            84,994
September 30, 2004 .....   21.88           --            0.0015          22.9            98,040
September 30, 2005 .....   23.50           --            0.9146          23.3           109,547
September 30, 2006 .....   23.11         0.0083          2.1472          22.4           118,142
September 30, 2007 .....   25.18         0.0643          1.0460          23.4           134,908
September 30, 2008 .....   19.15         0.0978          2.5678          17.5           115,141
March 31, 2009 .........   13.28         0.1072(a)       1.1206(a)       13.8            87,268

Class N
February 28, 2005 (1) ..  $22.59        $  --           $  --            23.1 times     $10,000
September 30, 2005 .....   23.45           --              --            23.3            10,381
September 30, 2006 .....   23.00           --            2.1340          22.4            11,158
September 30, 2007 .....   25.03           --            1.0460          23.4            12,694
September 30, 2008 .....   19.04         0.0067          2.5678          17.5            10,800
March 31, 2009 .........   13.18         0.0969(a)       1.1206(a)       13.8             8,170

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid December 26, 2008 to shareholders of record on December 24, 2008.

      Range in quarter end price/earnings ratios
          High                          Low
------------------------      ------------------------
September 30, 2000  35.1      September 30, 1985  11.7

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In October 2008, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2009.  In connection with the renewal of the Investment
Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the annual period ended September 30, 2008, the management fee was 0.54% and the Fund's Class I and Class N total expense ratios (including the management fee) were 0.67% and 1.02%, respectively.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group:
(i) the Fund's historical performance; (ii) the Fund's performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund's risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser.  The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations.  In terms of the peer group data used for performance comparisons, the Fund's Class I was ranked 1st, 8th, 12th and 14th out of 16 funds for the one-, three-, five- and ten-year periods ending September 30,
2008.  The Fund's Class I had the second lowest expense ratio among its peer group.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the
Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.
The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund. The Board concluded that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund's absolute performance and management's strategies to improve relative performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas II, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Fund.
                                                          Nicholas II - Class I
                                                          --------------------
      $1,000 initial investment on .......................  10/17/83* 03/31/99
      Number of years investing $100 each month following
       the date of initial investment ....................      25.5        10
      Total cash invested ................................   $31,600   $13,000
      Total dividend and capital gain distributions
       reinvested ........................................  $102,155    $5,953
      Total full shares owned at 03/31/09 ................     6,137       885
      Total market value at 03/31/09 .....................   $81,508   $11,754
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
* Date of Initial Public Offering.
Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/29/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/29/2009

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/29/2009